MARKETABLE SECURITIES - Narrative (Details) $ / shares in Units, $ in Thousands						1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 09, 2023 $ / shares shares	Dec. 31, 2022 USD ($) shares	Jun. 10, 2022 USD ($) shares	Jun. 08, 2022 $ / shares shares	May 28, 2022 shares	Nov. 30, 2023 USD ($) shares	Apr. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 shares	Dec. 31, 2020 USD ($)
Summary of Marketable Securities [Line Items]
Dividends received									$ 36,900	$ 1,600	$ 500
Unrealized gain (loss) on marketable securities held at the end of the year									3,996	66,137	(204)
Proceeds from sale of marketable securities									251,839	0	14,074
Marketable securities		$ 236,281							7,432	236,281	2,435		$ 8,475
Proceeds from sale of marketable securities									$ 251,839	$ 0	$ 14,074
Euronav share acquisition
Summary of Marketable Securities [Line Items]
Number of instruments or interests issued or issuable (in shares) | shares		19,091,910								19,091,910		19,091,910
Avance Gas
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares) | shares		442,384							442,384	442,384	442,384
Unrealized gain (loss) on marketable securities held at the end of the year									$ 3,800	$ 900	$ (400)
SFL Tanker Holding Ltd
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares) | shares		73,165							73,165	73,165	73,165
Unrealized gain (loss) on marketable securities held at the end of the year									$ 100	$ 100	$ 100
Golden Ocean
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares) | shares		10,299							10,299	10,299	10,299
Unrealized gain (loss) on marketable securities held at the end of the year									$ 10	$ (10)	$ 100
Marketable securities acquired (in shares) | shares							55,959
Payments to acquire marketable securities							$ 400
Proceeds from sale of marketable securities							$ 700	$ 13,400
Number of marketable securities repurchased (in shares) | shares								1,300,000
Marketable securities, realized gain (loss)											$ 7,900
Euronav
Summary of Marketable Securities [Line Items]
Unrealized gain (loss) on marketable securities held at the end of the year										65,100
Marketable securities acquired (in shares) | shares		13,664,613	7,708,908	5,955,705	5,955,705
Marketable securities, percentage shareholding			3.82%		2.95%
Shares issued as consideration in acquisition of marketable securities (in shares) | shares			10,753,924		8,337,986
Dividend received (in USD per share) | $ / shares				$ 0.06
Marketable securities		$ 232,800	$ 167,700							232,800
Loss (gain) on marketable securities									$ (19,000)	7,800
Acquisition of marketable securities, transaction price										$ 175,500
Marketable securities disposed (in shares) | shares						13,664,613
Proceeds from sale of marketable securities						$ 251,800
Euronav | Frontline and Famatown Finance Limited
Summary of Marketable Securities [Line Items]
Marketable securities disposed (in shares) | shares	57,479,744
Marketable securities, ownership interest disposed	26.12%
Marketable securities disposed, share price (in dollars per share) | $ / shares	$ 18.43